Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Engineering services revenue				$ 124,358				$ 249,395	$ 249,395	$ 18,614
OPERATING EXPENSES
Research and development costs	$ 3,361,858			1,248,189			$ 6,211,043	3,755,549	5,176,932	7,152,913
General and administrative	4,749,399			1,125,121			11,569,376	3,546,510	4,168,576	5,274,603
Depreciation and amortization	287,095			316,711			665,832	1,015,118
Total operating expenses	(8,398,352)			(2,690,021)			(18,446,251)	(8,317,177)	10,601,899	14,257,513
OPERATING LOSS	(8,398,352)			(2,565,663)			(18,446,251)	(8,067,782)	(10,353,542)	(14,238,899)
OTHER (EXPENSE) INCOME
Government grants	267,477			278,905			435,453	566,978	708,004	422,719
Loss on extinguishment of debt								(1,183,289)	(1,183,289)
Interest income	158,056			15,922			169,416	46,183	59,860	107,694
Foreign exchange gain (loss)	33,192			(4,866)			100,270	(437)	617,357	(19,795)
OTHER EXPENSE	(880,853)			(184,345)			(3,333,974)	(1,344,689)	(1,110,903)	74,792
Net loss before income tax	(9,279,205)			(2,750,008)			(21,780,225)	(9,412,471)	(11,464,445)	(14,164,107)
Income tax benefit									20,965	(356,437)
NET LOSS	(9,279,205)	$ (6,249,127)	$ (6,251,893)	(2,750,008)	$ (3,655,854)	$ (3,006,609)	(21,780,225)	(9,412,471)	(11,485,410)	(13,807,670)
Less: Net income attributable to noncontrolling interest				60,296				115,134		100,792
Net loss attributable to common stockholders	$ (9,279,205)			$ (2,810,304)			$ (21,780,225)	$ (9,527,605)	$ (11,485,410)	$ (13,908,462)
Loss per common share, basic (in dollars per share)	$ (7.31)			$ (2.33)			$ (17.16)	$ (7.9)	$ (16.97)	$ (20.6)
Loss per common share, diluted (in dollars per share)	$ (7.31)			$ (2.33)			$ (17.16)	$ (7.9)	$ (16.97)	$ (20.6)
Weighted-Average Shares of Common Shares Outstanding, Basic (in shares)	1,269,255			1,206,205			1,269,255	1,206,205	676,659	675,281
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	1,269,255			1,206,205			1,269,255	1,206,205	676,659	675,281
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	$ 27,871	$ 561,554	$ (826,454)	$ (84,655)	$ 668,858	$ (95,355)	$ (237,029)	$ 488,848	$ 395,525	$ (153,347)
Comprehensive loss	(9,251,334)			(2,834,663)			(22,017,254)	(8,923,623)	(11,089,885)	(13,961,017)
Less: Net income attributable to noncontrolling interest				60,296				115,134		100,792
Comprehensive loss attributable to common stockholders	(9,251,334)			(2,894,959)			(22,017,254)	(9,038,757)	(11,089,885)	(14,061,809)
Nonrelated party
OTHER (EXPENSE) INCOME
Interest expense	(1,247,574)			(448,161)			(3,784,907)	(685,804)	(1,223,929)	(400,679)
Loss on extinguishment of debt									(1,183,289)
Related party
OPERATING EXPENSES
Research and development costs	7,083			8,828			28,238	26,948	42,212	45,131
OTHER (EXPENSE) INCOME
Interest expense	$ (92,004)			$ (26,145)			$ (254,206)	$ (88,320)	(88,906)	$ (35,147)
Loss on extinguishment of debt									$ (202,204)